As filed with the Securities and Exchange Commission on November 19, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06628

The Yacktman Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Address of principal executive offices) (Zip code)

Donald A. Yacktman
c/o Yacktman Asset Management Co.
6300 Bridgeport Parkway
Austin, TX 78730
(Name and address of agent for service)

512-767-6700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2009 (Unaudited)
The Yacktman Fund

	Shares	Value
COMMON STOCKS - 81.66%
Banks - 3.23%
The Bancorp, Inc. (a)	709,454	$4,058,077
Bank of America Corp.	352,000	5,955,840
U.S. Bancorp	1,020,000	22,297,200
		32,311,117
Beverages - 12.52%
Coca-Cola Co.	1,165,000	62,560,500
PepsiCo, Inc.	1,065,000	62,472,900
		125,033,400
Building Products - 1.01%
USG Corp. (a)	585,950	10,066,621
Commercial Services & Supplies - 2.21%
H&R Block, Inc.	1,200,000	22,056,000
Computers & Peripherals - 1.91%
Dell, Inc. (a)	480,000	7,324,800
Hewlett-Packard Co.	250,000	11,802,500
		19,127,300
Consumer Finance - 0.80%
American Express Co.	235,000	7,966,500
Distributors - 0.32%
Prestige Brands Holdings, Inc. (a)	446,600	3,144,064
Diversified Financials - 4.42%
AmeriCredit Corp. (a)	2,592,400	40,933,996
Resource America, Inc.	659,226	3,170,877
		44,104,873
Food Products - 1.24%
Lancaster Colony Corp.	242,500	12,432,975
Health Care Equipment & Supplies - 1.05%
CareFusion (a)	55,000	1,199,000
Covidien Plc	100,000	4,326,000
Stryker Corp.	110,000	4,997,300
		10,522,300
Health Care Providers & Services - 3.20%
Cardinal Health, Inc.	110,000	2,948,000
UnitedHealth Group, Inc.	950,000	23,788,000
WellPoint, Inc. (a)	109,500	5,185,920
		31,921,920
Household Durables - 0.45%
Furniture Brands International, Inc.	818,200	4,524,646
Household Products - 5.46%
Colgate-Palmolive Co.	70,000	5,339,600
Procter & Gamble Co.	850,000	49,232,000
		54,571,600
Industrial Conglomerates - 0.30%
Tyco International Ltd.	87,500	3,017,000
Insurance - 0.95%
Loews Corp.	270,000	9,247,500
MGIC Investment Corp. (a)	30,000	222,300
		9,469,800
Internet Retail - 2.62%
eBay, Inc. (a)	1,110,000	26,207,100
Media - 21.25%
Comcast Corp.	2,530,000	40,682,400
Dish Network Corp. (a)	420,000	8,089,200
Liberty Media Holding Corp., Interactive-Series A (a)	2,900,000	31,813,000
News Corp. - Class A	5,500,000	65,945,000
Viacom, Inc. Class B (a)	2,050,000	57,482,000
The Walt Disney Co.	300,000	8,238,000
		212,249,600
Oil, Gas & Consumable Fuels - 4.95%
ConocoPhillips	1,095,000	49,450,200
Pharmaceuticals - 7.13%
Johnson & Johnson	360,000	21,920,400
Pfizer, Inc.	2,980,000	49,319,000
		71,239,400
Software - 4.95%
Microsoft Corp.	1,910,000	49,449,900
Specialty Retail - 1.69%
Abercrombie & Fitch Co. - Class A	145,000	4,767,600
Home Depot, Inc.	50,000	1,332,000
Wal-Mart Stores, Inc.	220,000	10,799,800
		16,899,400
TOTAL COMMON STOCKS (Cost $676,989,755)		815,765,716
CONVERTIBLE PREFERRED STOCKS - 1.60%
Advertising - 1.60%
Interpublic Group of Cos., Inc. (d)	21,000	16,019,430
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,117,925)		16,019,430
PREFERRED STOCKS - 1.18%
Banks - 0.09%
Bac Capital Trust X	48,700	919,943
Diversified Financials - 1.09%
Federal National Mortgage Association	404,243	880,420
SLM Corp.	324,200	9,969,150
		10,849,570
TOTAL PREFERRED STOCKS (Cost $9,973,308)		11,769,513
	Principal
	Amount
CONVERTIBLE BONDS - 0.28%
Mortgage REITs - 0.28%
RAIT Financial Trust (b)
6.875%, 04/15/2027	$6,750,000	2,759,062
TOTAL CONVERTIBLE BONDS (Cost $4,900,652)		2,759,062
CORPORATE BONDS - 0.83%
Advertising - 0.50%
Interpublic Group of Cos., Inc.
6.250%, 11/15/2014	5,250,000	4,994,062
Specialty Retail - 0.33%
Limited Brands, Inc.
7.600%, 07/15/2037	4,000,000	3,334,992
TOTAL CORPORATE BONDS (Cost $4,521,160)		8,329,054
SHORT TERM INVESTMENTS - 13.84%
Commercial Paper - 13.82%
Dexia
0.000%, 10/01/2009	34,528,000	34,528,000
General Electric Co.
0.120%, 10/07/2009	34,528,000	34,527,885
Intesa Funding
0.600%, 10/07/2009	34,528,000	34,527,425
UBS Finance
0.120%, 10/07/2009	34,528,000	34,527,885
		138,111,195
Demand Notes - 0.02%
U.S. Bancorp
0.000% (c)	176,539	176,539
TOTAL SHORT TERM INVESTMENTS (Cost $138,287,734)		138,287,734
Total Investments (Cost $843,790,534) - 99.39%		992,930,509
Other Assets in Excess of Liabilities - 0.61%		6,083,098
TOTAL NET ASSETS - 100.00%		$999,013,607

Percentages are stated as a percent of net assets.

(a)	Non-Income Producing
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933.
(c)	Variable rate security. Rate shown represents the rate as of September 30, 2009.
(d)	As of September 30, 2009, the Adviser has fair valued this security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$843,790,534
Gross unrealized appreciation	156,361,923
Gross unrealized depreciation	(7,221,948)
Net unrealized appreciation	$149,139,975

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 244,929,846	$ 16,019,430	$ -	$ 260,949,276
Consumer Staples	205,981,839	-	-	205,981,839
Energy	49,450,200	-	-	49,450,200
Financials	105,621,803	-	-	105,621,803
Health Care	113,683,620	-	-	113,683,620
Industrials	13,083,621	-	-	13,083,621
Information Technology	94,784,300	-	-	94,784,300
Total Equity	827,535,229	16,019,430	-	843,554,659

Fixed Income
Corporate Bonds	-	11,088,117	-	11,088,117
Total Fixed Income	-	11,088,117	-	11,088,117

Short Term Investments	-	138,287,734	-	138,287,734

Total Investments in Securities	$ 827,535,229	$ 165,395,281	$ -	$ 992,930,509

Schedule of Investments
September 30, 2009 (Unaudited)
The Yacktman Focused Fund

	Shares	Value
COMMON STOCKS - 84.18%
Auto Manufacturers - 2.01%
Toyota Industries Corporation - ADR (d)	315,800	$8,694,321
Banks - 2.73%
The Bancorp, Inc. (a)	224,426	1,283,717
Bank of America Corp.	67,000	1,133,640
U.S. Bancorp	430,000	9,399,800
		11,817,157
Beverages - 16.27%
Coca-Cola Co.	650,000	34,905,000
PepsiCo, Inc.	605,000	35,489,300
		70,394,300
Building Products - 0.69%
USG Corp. (a)	175,000	3,006,500
Commercial Services & Supplies - 2.12%
H&R Block, Inc.	500,000	9,190,000
Computers & Peripherals - 1.41%
Dell, Inc. (a)	105,000	1,602,300
Hewlett-Packard Co.	95,000	4,484,950
		6,087,250
Consumer Finance - 0.39%
American Express Co.	50,000	1,695,000
Diversified Financials - 3.45%
AmeriCredit Corp. (a)	880,000	13,895,200
Resource America, Inc.	215,000	1,034,150
		14,929,350
Food Products - 0.71%
Lancaster Colony Corp.	60,000	3,076,200
Health Care Equipment & Supplies - 0.30%
Covidien Plc	30,000	1,297,800
Health Care Providers & Services - 2.72%
UnitedHealth Group, Inc.	420,000	10,516,800
WellPoint, Inc. (a)	26,000	1,231,360
		11,748,160
Household Durables - 0.20%
Furniture Brands International, Inc.	160,000	884,800
Household Products - 5.31%
Colgate-Palmolive Co.	20,000	1,525,600
Procter & Gamble Co.	370,000	21,430,400
		22,956,000
Insurance - 0.71%
Loews Corp.	90,000	3,082,500
Internet Retail - 2.05%
eBay, Inc. (a)	375,000	8,853,750
Media - 21.82%
Comcast Corp.	1,090,000	17,527,200
Dish Network Corp. (a)	87,000	1,675,620
Liberty Media Holding Corp., Interactive-Series A (a)	840,000	9,214,800
News Corp. - Class A	3,050,000	36,569,500
Viacom, Inc. (a)	1,050,000	29,442,000
		94,429,120
Oil, Gas & Consumable Fuels - 4.91%
ConocoPhillips	470,000	21,225,200
Pharmaceuticals - 8.61%
Johnson & Johnson	150,000	9,133,500
Pfizer, Inc.	1,700,000	28,135,000
		37,268,500
Software - 7.54%
Microsoft Corp.	1,260,000	32,621,400
Specialty Retail - 0.23%
Abercrombie & Fitch Co. - Class A	30,000	986,400
TOTAL COMMON STOCKS (Cost $308,696,715)		364,243,708
CONVERTIBLE PREFERRED STOCKS - 0.88%
Advertising - 0.88%
Interpublic Group of Cos., Inc. (d)	5,000	3,814,150
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,125,000)		3,814,150
PREFERRED STOCKS - 0.27%
Diversified Financials - 0.27%
Federal National Mortgage Association	86,949	199,785
SLM Corp.	31,903	981,017
		1,180,802
TOTAL PREFERRED STOCKS (Cost $1,001,598)		1,180,802
	Principal
	Amount
CONVERTIBLE BONDS - 0.14%
Mortgage REITs - 0.14%
RAIT Financial Trust
6.875%, 04/15/2027 (b)	$1,450,000	592,687
TOTAL CONVERTIBLE BONDS (Cost $1,030,119)		592,687
CORPORATE BONDS - 0.62%
Advertising - 0.33%
Interpublic Group of Cos., Inc.
6.250%, 11/15/2014	1,500,000	1,426,875
Specialty Retail - 0.29%
Limited Brands, Inc.
7.600%, 07/15/2037	1,500,000	1,250,622
TOTAL CORPORATE BONDS (Cost $1,549,178)		2,677,497
SHORT TERM INVESTMENTS - 13.38%
Commercial Paper - 13.34%
Dexia
0.000%, 10/01/2009	14,430,000	14,430,000
General Electric Co.
0.120%, 10/07/2009	14,430,000	14,429,952
Intesa Funding
0.600%, 10/07/2009	14,430,000	14,429,759
UBS Finance
0.120%, 10/07/2009	14,430,000	14,429,952
		57,719,663
Demand Notes - 0.04%
U.S. Bancorp
0.000% (c)	190,919	190,919
TOTAL SHORT TERM INVESTMENTS (Cost $57,910,582)		57,910,582
Total Investments (Cost $372,313,192) - 99.47%		430,419,426
Other Assets in Excess of Liabilities - 0.53%		2,311,075
TOTAL NET ASSETS - 100.00%		$432,730,501

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income Producing
(b)	Restricted security as defined in Rule 144(a) under the securities Act of 1933.
(c)	Variable rate security. Rate shown represents the rate as of September 30, 2009.
(d)	As of September 30, 2009, the Adviser has fair valued this security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$372,313,192
Gross unrealized appreciation	59,622,320
Gross unrealized depreciation	(1,516,086)
Net unrealized appreciation	58,106,234

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Automobiles	$ -	$ 8,694,321	$ -	$ 8,694,321
Consumer Discretionary	105,490,320	3,814,150	-	109,304,470
Consumer Staples	96,426,500	-	-	96,426,500
Energy	21,225,200	-	-	21,225,200
Financials	32,704,808	-	-	32,704,808
Health Care	50,314,460	-	-	50,314,460
Industrials	3,006,500	-	-	3,006,500
Information Technology	47,562,400	-	-	47,562,400
Total Equity	356,730,188	12,508,471	-	369,238,659

Fixed Income
Corporate Bonds	-	3,270,185	-	3,270,185
Total Fixed Income	-	3,270,185	-	3,270,185

Short Term Investments	-	57,910,582	-	57,910,582

Total Investments in Securities	$ 356,730,188	$ 73,689,237	$ -	$ 430,419,426

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Yacktman Funds, Inc.

By (Signature and Title)     /s/ Donald A. Yacktman
 Donald A. Yacktman, President

Date        11/17/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Donald A. Yacktman
   Donald A. Yacktman, President & Treasurer

Date        11/17/09

* Print the name and title of each signing officer under his or her signature.